Gain/(Loss) on Fair Value Changes of Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Gain/(Loss) on Fair Value Changes of Derivative Financial Instruments

	2018	2017	2016
	RMB million	RMB million	RMB million
Interest rate swap contracts	—	—	2
Forward foreign exchange contracts (note 25)	311	(311)	—

	311	(311)	2